Trade and other receivables - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Abstract]
Non-current trade receivables	$ 1
Other non-current receivables	526	$ 347
Non-current prepayment of tolling charges to jointly controlled entities	269	267
Non-current pension surpluses	871	625
Non-current other prepayments	57	103
Non-current trade and other receivables	1,724	1,342
Current trade receivables	2,314	2,283
Other current receivables	820	880
Current amounts due from equity accounted units	30	31
Current other prepayments	279	266
Current trade and other receivables	3,443	3,460
Trade receivables	2,315	2,283
Other receivables	1,346	1,227
Prepayment of tolling charges to jointly controlled entities	269	267
Pension surpluses	871	625
Amounts due from equity accounted units	30	31
Other prepayments	336	369
Trade and other receivables	$ 5,167	$ 4,802